Operating Segment and Revenue Information - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of major customers [line items]
Revenue from contracts with customers	¥ 3,569,006	¥ 3,197,812	¥ 3,291,188
Revenue that was included in contract liability balance at beginning of period	30,022	1,165	2,704
Revenue from performance obligations satisfied or partially satisfied in previous periods	49,220	57,903	48,825
AmerisourceBergen Group | Customer risk concentration, net sales
Disclosure of major customers [line items]
Revenue from contracts with customers	504,487	370,759	367,625
McKesson Group | Customer risk concentration, net sales
Disclosure of major customers [line items]
Revenue from contracts with customers	¥ 406,709	¥ 345,292	¥ 342,210